Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Revenue From Contracts with Customers [Abstract]
Schedule of Revenue From Contracts With Customers by Product and Segment
For the year ended December 31, 2025, revenue from contracts with customers by product and segment was as follows:

	Turkiye	Canada	Greece	Total

Gold revenue - doré	$589,411	$655,613	$—	$1,245,024
Gold revenue - concentrate	251,586	—	206,548	458,134
Silver revenue - doré	6,341	2,607	—	8,948
Silver revenue - concentrate	9,120	—	43,671	52,791
Lead concentrate	—	—	16,624	16,624
Zinc concentrate	—	—	21,910	21,910
Revenue from contracts with customers	$856,458	$658,220	$288,753	$1,803,431
Provisional adjustments on current year concentrate sales	9,855	—	8,832	18,687
Provisional adjustments on prior year concentrate sales	4,425	—	(7,687)	(3,262)
	$870,738	$658,220	$289,898	$1,818,856

For the year ended December 31, 2024, revenue from contracts with customers by product and segment was as follows:

	Turkiye	Canada	Greece	Total

Gold revenue - doré	$419,707	$471,106	$—	$890,813
Gold revenue - concentrate	190,884	—	156,585	347,469
Silver revenue - doré	3,808	1,931	—	5,739
Silver revenue - concentrate	6,337	—	34,251	40,588
Lead concentrate	—	—	20,216	20,216
Zinc concentrate	—	—	24,305	24,305
Revenue from contracts with customers	$620,736	$473,037	$235,357	$1,329,130
Provisional adjustments on current year concentrate sales	1,511	—	(3,970)	(2,459)
Provisional adjustments on prior year concentrate sales	1,142	—	(5,232)	(4,090)
	$623,389	$473,037	$226,155	$1,322,581